                                                        OMB APPROVAL
                                              ----------------------------------
                                               OMB Number:             3235-0456
                                              ----------------------------------
                                               Expires:            July 31, 2008
                                              ----------------------------------
                                               Estimated average burden
                                               hours per response              2

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.



-------------------------------------------------------------------------------
 1.    Name and address of issuer:

                                 Forum Funds
                                 Two Portland Square
                                 Portland, Maine 04101

-------------------------------------------------------------------------------
 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes ofsecurities of the issuer, check the box but do not list series or
       classes):              [_]

                                 Adams Harkness Small Cap Growth Fund
                                 Jordan Opportunity Fund
                                 Polaris Global Value Fund
                                 Winslow Green Solutions Fund
                                 Winslow Green Growth Fund

-------------------------------------------------------------------------------
 3.    Investment Company Act File Number:    811-3023

       Securities Act File Number:            2-67052

-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this Form is filed:

                                  December 31, 2007

-------------------------------------------------------------------------------
 4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
 4(c). [_] Check box if this is the last time the issuer will be filing this
           Form.


 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                                $728,685,132
                                                                            ------------
       (ii)   Aggregate price of securities redeemed
              or repurchased during the fiscal year:       $463,522,885
                                                           ------------
       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior fiscal
              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to the
              Commission:                                  $0
                                                           ------------
       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii)]:                                  -   $463,522,885
                                                                            ------------
       (v)    Net sales--if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                        $265,162,247
                                                                            ------------
       -----------------------------------------------------------------
       (vi)   Redemption credits available for use in
              future years--if Item 5(i) is less than
              Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:        $0
                                                           ------------
       -----------------------------------------------------------------

       (vii)  Multiplier for determining registration                       $0.0000393
              fee (See Instruction C.9):
                                                                            ------------
       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is
              due):                                                     =   $10,421
                                                                            ============
----------------------------------------------------------------------------------------
 6.    Prepaid Shares
       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or otherunits) deducted here:

                                        Not applicable

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal yearfor which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                        Not applicable

----------------------------------------------------------------------------------------
 7.    Interest due--if this Form is being filed more
       than 90 days after the end of the
       issuer'sfiscal year (see Instruction D):
                                                                        +   $0
                                                                            ------------
----------------------------------------------------------------------------------------
 8.    Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:
                                                                        =   $10,421
                                                                            ============
----------------------------------------------------------------------------------------
 9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              Method of Delivery:

                            [X]  Wire Transfer
                            [_]  Mail or other means

================================================================================

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Trudance L.C. Bakke
                              -----------------------------------------
                              Trudance L.C. Bakke
                              Treasurer and Principal Financial Officer
Date: March 25, 2008

* Please print the name and title of the signing officer below the signature.